Other Payables to TV Stations (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other Payables to TV Stations (Textual)
Payable to TV station	$ 1,131,178	$ 1,207,773
Kunming TV Station [Member]
Other Payables to TV Stations (Textual)
Payable to TV station	$ 77,175	$ 77,175